FINANCIAL STATEMENT DETAILS - Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2018
Other current assets:
Prepaid expenses	$ 50,123	$ 41,934
Capitalized costs to obtain a contract with a customer	61,514	43,069	$ 40,600
Capitalized downloadable search toolbar costs, net	12,730	21,985
Other	23,263	45,346
Other current assets	$ 147,630	$ 152,334